UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02752 and 811-21299

Name of Fund: CMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      CMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 - Schedule of Investments

CMA Money Fund
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                Beneficial
                                                                                                 Interest
                                      Mutual Fund                                                  (000)                 Value
------------------------------------------------------------------------------------------------------------------------------------
                                      Master Money LLC                                          $11,031,418         $12,945,983,782
------------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments                                                              12,945,983,782
                                      (Cost - $12,945,983,782) - 100.0%

                                      Liabilities in Excess of Other Assets - (0.0)%                                     (3,304,954)
                                                                                                                    ---------------
                                      Net Assets - 100.0%                                                           $12,942,678,828
                                                                                                                    ===============

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

      -------------------------------------------------------------------------
      Valuation                                                  Investments in
        Inputs                                                     Securities
      -------------------------------------------------------------------------
      Level 1                                                                --
      Level 2                                                  $ 12,945,983,782
      Level 3                                                                --
      -------------------------------------------------------------------------
      Total                                                    $ 12,945,983,782
                                                               ================

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Issue                                                                                                  (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America, NA, 2.45%, 5/19/09                                                                 $   50,000      $    50,000,000
Chase Bank USA, NA, 0.40%, 3/30/09                                                                     108,000          108,000,000
Citibank, NA, 2.08%, 3/09/09                                                                           100,000          100,000,000
Citibank, NA, 1.50%, 3/17/09                                                                            50,000           50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                                                           308,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee (a) - 35.2%
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY, 2.18%, 2/19/09                                                                        169,000          169,000,000
BNP Paribas, NY, 3.10%, 2/18/09                                                                        100,000          100,000,000
BNP Paribas, NY, 2.08%, 3/05/09                                                                        100,000          100,000,000
BNP Paribas, NY, 2.29%, 6/08/09                                                                        192,600          192,600,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3.61%, 1/30/09                                                 259,800          259,802,145
Banco Bilbao Vizcaya Argentaria SA, NY, 3.36%, 2/04/09                                                 150,000          150,001,446
Banco Bilbao Vizcaya Argentaria SA, NY, 1.94%, 3/12/09                                                 104,000          104,002,041
Banco Bilbao Vizcaya Argentaria SA, NY, 1.37%, 3/17/09                                                 158,000          158,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 2.71%, 4/14/09                                                 130,000          130,003,712
Banco Bilbao Vizcaya Argentaria SA, NY, 2.77%, 5/12/09                                                 170,000          170,006,148
Banco Santander, NY, 3.70%, 2/24/09                                                                    300,000          300,000,000
Banco Santander, NY, 2.78%, 5/12/09                                                                    150,000          150,000,000
Bank of Nova Scotia, Houston, 2.05%, 2/09/09                                                           157,000          156,999,977
Barclays Bank Plc, NY, 2%, 2/05/09                                                                      75,000           75,000,000
Barclays Bank Plc, NY, 2%, 2/09/09                                                                     281,000          281,000,000
DnB NOR Bank ASA, NY, 2.05%, 2/05/09                                                                   190,000          190,000,000
DnB NOR Bank ASA, NY, 1.90%, 2/09/09                                                                    65,000           65,000,000
DnB NOR Bank ASA, NY, 2.30%, 3/09/09                                                                    99,400           99,577,580
DnB NOR Bank ASA, NY, 2.32%, 3/09/09                                                                   118,000          118,115,297
DnB NOR Bank ASA, NY, 1.40%, 3/23/09                                                                    35,000           35,003,973
Intesa SanPaolo SpA, NY, 1.85%, 3/10/09                                                                 64,250           64,250,000
Intesa SanPaolo SpA, NY, 1.45%, 3/11/09                                                                 65,000           65,000,000
Lloyd's Bank Plc, NY, 1.85%, 1/20/09                                                                   400,000          400,000,000
Lloyd's Bank Plc, NY, 2.08%, 3/05/09                                                                   127,550          127,550,000
Lloyd's Bank Plc, NY, 2.10%, 3/10/09                                                                   140,200          140,213,366
Mizuho Corporate Bank, NY, 2%, 2/12/09                                                                  65,300           65,300,000
Mizuho Corporate Bank, NY, 1.50%, 2/17/09                                                              135,000          135,000,000
Nordea Bank Finland Plc, NY, 3.41%, 2/24/09                                                            353,000          353,000,000
Nordea Bank Finland Plc, NY, 2.15%, 2/25/09                                                             75,000           75,000,000
Rabobank Nederland NV, NY, 3.01%, 2/19/09                                                              116,000          116,000,000
Rabobank Nederland NV, NY, 0.90%, 3/16/09                                                               85,000           85,000,000
Royal Bank of Scotland, NY, 3.14%, 3/09/09                                                             260,000          260,000,000
Royal Bank of Scotland, NY, 1.35%, 3/31/09                                                             200,000          200,000,000
SanPaolo IMI SpA, NY, 3.24%, 3/03/09                                                                   140,000          140,000,000
SanPaolo IMI SpA, NY, 1.21%, 3/18/09                                                                    25,000           25,000,533
SanPaolo IMI SpA, NY, 2.85%, 5/12/09                                                                    40,000           40,000,000
SanPaolo IMI SpA, NY, 0.90%, 3/16/09                                                                   130,000          130,000,000

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Issue                                                                                                  (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee (a)
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, NY, 2.65%, 2/05/09                                                                $  124,500      $   124,500,000
Societe Generale, NY, 2.25%, 2/13/09                                                                   303,000          303,000,000
Societe Generale, NY, 1.96%, 3/05/09                                                                   104,050          104,050,000
Societe Generale, NY, 1.50%, 3/11/09                                                                    39,850           39,850,000
Svenska Handelsbanken, NY, 2.96%, 2/03/09                                                              165,000          165,001,546
Svenska Handelsbanken, NY, 1.95%, 3/11/09                                                               38,000           38,000,000
Toronto-Dominion Bank, NY, 3.03%, 1/15/09                                                              100,500          100,500,000
Toronto-Dominion Bank, NY, 3.03%, 2/11/09                                                               61,000           61,000,000
Toronto-Dominion Bank, NY, 1.90%, 2/19/09                                                               25,000           25,000,000
Toronto-Dominion Bank, NY, 2%, 2/20/09                                                                 200,000          200,000,000
Toronto-Dominion Bank, NY, 3.04%, 2/20/09                                                              200,000          200,000,000
Toronto-Dominion Bank, NY, 2.50%, 6/09/09                                                               72,100           72,100,000
Toronto-Dominion Bank, NY, 2.42%, 6/11/09                                                              118,700          118,700,000
UBS AG, Stamford, 1.70%, 3/18/09                                                                       132,000          132,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee                                                                                7,109,127,764
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (b) - 48.2%
-----------------------------------------------------------------------------------------------------------------------------------
APRECO, LLC, 2.15%, 1/29/09                                                                             76,000           75,868,372
APRECO, LLC, 3.15%, 1/30/09                                                                             90,000           89,763,750
Amstel Funding Corp., 1.50%, 1/12/09                                                                    88,000           87,956,000
Amstel Funding Corp., 0.50% - 1.75%, 1/13/09                                                            71,922           71,887,320
Amstel Funding Corp., 1.40%, 1/21/09                                                                    33,300           33,272,804
Amstel Funding Corp., 2.70%, 1/22/09                                                                    67,150           67,039,203
Amstel Funding Corp., 1.55% - 2.45%, 1/23/09                                                           179,300          179,063,621
Amsterdam Funding Corp., 2.05%, 1/12/09                                                                 80,000           79,945,333
Amsterdam Funding Corp., 1.75%, 2/05/09                                                                150,000          149,737,500
Atlantis One Funding Corp., 3.00%, 1/30/09                                                             302,000          301,245,000
Atlantis One Funding Corp., 2.05%, 2/05/09                                                              87,000           86,821,650
Atlantis One Funding Corp., 1.95%, 2/06/09                                                              80,000           79,839,667
Atlantis One Funding Corp., 1.00%, 3/10/09                                                              85,000           84,837,083
Atlantis One Funding Corp., 0.70%, 3/16/09                                                              21,500           21,468,646
Atlantis One Funding Corp., 0.45%, 3/17/09                                                              45,000           44,957,250
BNP Paribas Finance, Inc., 1.872%, 3/09/09                                                             175,000          174,381,200
BNP Paribas Finance, Inc., 1.32%, 3/19/09                                                              128,000          127,633,920
Banco Bilbao Vizcaya Argentaria Puerto Rico, 0.08%, 1/05/09                                             30,000           29,999,667
Bank of America Corp., 2.96%, 3/12/09                                                                  247,600          246,154,566
Barton Capital Corp., 1.80%, 2/05/09                                                                    91,500           91,335,300
Barton Capital Corp., 1.75%, 2/09/09                                                                    18,000           17,965,000
Barton Capital Corp., 1.50% - 1.52%, 2/20/09                                                            48,615           48,510,985
Bryant Park Funding LLC, 2.55%, 1/26/09                                                                  7,500            7,486,187
Bryant Park Funding LLC, 1.75%, 2/05/09                                                                 35,000           34,938,750
Bryant Park Funding LLC, 1.65%, 2/23/09                                                                 37,696           37,602,702
CAFCO, LLC, 4.30%, 1/07/09                                                                             200,000          199,832,778
CAFCO, LLC, 1.62%, 2/04/09                                                                             127,000          126,799,975
CALYON North America, Inc., 0.25%, 1/30/09                                                             100,000           99,979,167
CHARTA, LLC, 3.55%, 2/20/09                                                                             59,500           59,200,765
CHARTA, LLC, 3.12%, 3/17/09                                                                             70,000           69,538,933

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Issue                                                                                                  (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (b)
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC, 1.70%, 2/09/09                                                                    $  164,000      $   163,690,222
CRC Funding, LLC, 3.25%, 2/13/09                                                                        60,000           59,761,667
Cancara Asset Securitization LLC, 2.00%, 1/07/09                                                       133,847          133,794,948
Cancara Asset Securitization LLC, 2.25%, 1/08/09                                                        26,000           25,987,000
Cancara Asset Securitization LLC, 2.00%, 1/14/09                                                        35,000           34,972,778
Cancara Asset Securitization LLC, 1.20%, 1/15/09                                                        40,635           40,614,682
Citigroup Funding, Inc., 1.95%, 2/05/09                                                                 40,000           39,922,000
Citigroup Funding, Inc., 2.05%, 2/19/09                                                                 65,000           64,814,930
Clipper Receivables Co. LLC, 0.55%, 1/02/09                                                            153,275          153,270,317
Clipper Receivables Co. LLC, 1.25%, 1/12/09                                                             45,000           44,981,250
DANSKE Corp., 1.34%, 1/12/09                                                                            74,000           73,966,947
DANSKE Corp., 0.60%, 2/17/09                                                                            11,500           11,490,800
DANSKE Corp., 1.75%, 3/16/09                                                                            17,506           17,442,176
Dakota Notes Program, 1.35%, 1/20/09                                                                    76,450           76,392,663
Dakota Notes Program, 2.23%, 2/06/09                                                                    35,150           35,069,438
DnB NOR Bank ASA, 3.19%, 1/06/09                                                                       148,000          147,921,313
Enterprise Funding Co. LLC, 1.78%, 1/06/09                                                              24,824           24,816,635
Enterprise Funding Co. LLC, 3.00%, 2/13/09                                                              50,679           50,493,177
Erasmus Capital Corp., 0.20%, 1/02/09                                                                   54,181           54,180,398
Erasmus Capital Corp., 2.60%, 1/08/09                                                                   74,375           74,332,028
Erasmus Capital Corp., 1.50%, 1/12/09                                                                   10,000            9,995,000
Erasmus Capital Corp., 2.50%, 1/20/09                                                                  375,000          374,479,167
Erasmus Capital Corp., 2.25%, 1/23/09                                                                   39,000           38,943,937
Erasmus Capital Corp., 2.00%, 2/10/09                                                                   22,000           21,949,889
Erasmus Capital Corp., 2.10%, 2/11/09                                                                   80,000           79,804,000
Fairway Finance Co., LLC, 1.65%, 2/06/09                                                                99,250           99,081,688
Fairway Finance Co., LLC, 1.69%, 2/10/09                                                                74,250           74,107,089
Fairway Finance Co., LLC, 1.65%, 2/12/09                                                               130,000          129,743,792
Fairway Finance Co., LLC, 0.75%, 3/06/09                                                                98,000           97,867,292
Falcon Asset Securitization Co. LLC, 4.00%, 1/15/09                                                    136,000          135,773,333
Falcon Asset Securitization Co. LLC, 0.60%, 2/13/09                                                     50,000           49,963,333
Falcon Asset Securitization Co. LLC, 1.50%, 2/17/09                                                      4,661            4,651,678
Falcon Asset Securitization Co. LLC, 0.50%, 3/20/09                                                     85,000           84,906,736
Galleon Capital LLC, 0.55%, 1/02/09                                                                     99,280           99,276,966
Govco LLC, 4.20%, 1/14/09                                                                              200,000          199,673,333
Govco LLC, 2.95%, 1/27/09                                                                               94,000           93,792,025
Govco LLC, 1.85%, 2/04/09                                                                               65,000           64,883,090
Govco LLC, 0.40%, 3/25/09                                                                               80,000           79,925,333
ING (U.S.) Funding LLC, 1.80%, 1/21/09                                                                  40,000           39,958,000
ING (U.S.) Funding LLC, 1.78%, 2/10/09                                                                  50,000           49,898,639
Kitty Hawk Funding Corp., 0.60%, 2/06/09                                                                35,000           34,978,417
Liberty Street Funding LLC, 2.18%, 1/12/09                                                             110,000          109,920,067
Liberty Street Funding LLC, 2.80%, 2/02/09                                                             103,000          102,735,633
Liberty Street Funding LLC, 0.52%, 2/23/09                                                              50,000           49,961,000
Liberty Street Funding LLC, 0.90%, 3/20/09                                                              72,100           71,957,602
Liberty Street Funding LLC, 0.62%, 3/23/09                                                              60,000           59,915,267

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Issue                                                                                                  (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (b)
-----------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp., 1.55%, 1/09/09                                                            $   58,000      $    57,977,525
Nieuw Amsterdam Receivables Corp., 3.10%, 2/03/09                                                      107,500          107,185,264
Nieuw Amsterdam Receivables Corp., 3.05%, 2/26/09                                                       56,000           55,729,567
Nieuw Amsterdam Receivables Corp., 2.60%, 3/11/09                                                      243,000          241,771,500
Nordea North America Inc., 3.00%, 1/12/09                                                               89,146           89,056,854
Old Line Funding, LLC, 4.50%, 1/09/09                                                                  124,280          124,140,185
Ranger Funding Co. LLC, 1.45%, 2/23/09                                                                 250,000          249,456,250
Regency Markets No. 1 LLC, 4.80%, 1/15/09                                                              133,279          133,012,442
Regency Markets No. 1 LLC, 4.10%, 1/20/09                                                               62,466           62,323,716
SanPaolo IMI U.S. Financial Co., 3.06%, 1/13/09                                                        137,950          137,797,565
SanPaolo IMI U.S. Financial Co., 3.35%, 1/30/09                                                         86,000           85,759,917
SanPaolo IMI U.S. Financial Co., 1.30%, 3/16/09                                                        109,500          109,203,437
Societe Generale North America, Inc., 2.47%, 2/05/09                                                   197,000          196,513,410
Societe Generale North America, Inc., 2.25%, 2/20/09                                                   175,000          174,442,187
Societe Generale North America, Inc., 1.43%, 3/16/09                                                    60,000           59,821,250
Solitaire Funding LLC, 1.83%, 1/06/09                                                                   89,000           88,972,855
Solitaire Funding LLC, 1.80% - 2.00%, 1/07/09                                                          349,790          349,657,851
Tempo Finance Corp., 2.40%, 1/06/09                                                                      9,500            9,496,200
Tempo Finance Corp., 2.00%, 1/09/09                                                                     53,000           52,973,500
Tempo Finance Corp., 1.20% - 2.50%, 1/23/09                                                             95,185           95,048,903
Tempo Finance Corp., 2.25%, 2/06/09                                                                     58,000           57,865,875
Thames Asset Global Securitization No. 1, Inc., 3.05%, 1/30/09                                          65,000           64,834,792
Thunder Bay Funding LLC, 0.60%, 1/15/09                                                                 75,000           74,981,250
Thunder Bay Funding LLC, 0.50%, 1/23/09                                                                 43,455           43,441,119
Thunder Bay Funding LLC, 0.92%, 3/03/09                                                                 19,461           19,430,165
Ticonderoga Funding LLC, 1.50%, 2/02/09                                                                 69,215           69,119,829
UBS Finance (Delaware), LLC, 1.59%, 1/23/09                                                             85,000           84,913,654
UBS Finance (Delaware), LLC, 1.13%, 1/30/09                                                            125,000          124,882,292
Victory Receivables Corp., 0.60%, 1/13/09                                                               50,000           49,989,167
Victory Receivables Corp., 0.55%, 2/11/09                                                               23,015           23,000,232
Victory Receivables Corp., 0.50%, 3/18/09                                                               84,000           83,910,167
Windmill Funding Corp., 2.05%, 1/12/09                                                                  15,000           14,989,750
Yorktown Capital, LLC, 1.50%, 2/18/09                                                                  142,338          142,047,393
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                                9,744,866,832
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes (c) - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago, 2.39%, 10/05/09 (d)                                                         181,840          181,840,000
Deutsche Bank AG, NY, 1.735%, 1/21/09                                                                  154,760          154,760,000
HSBC USA, Inc., 5.219%, 10/15/09                                                                        33,725           33,725,000
ING Bank, NV, 2.473%, 8/24/09 (d)                                                                      110,000          110,000,000
ING U.S.A. Global Funding Trust V, 2.029%, 9/18/09                                                      53,825           53,825,000
Lloyd's Banking Group Plc, 2.806%, 8/07/09 (d)                                                         145,000          145,000,000
Nordea Bank AB, 3.891%, 10/23/09                                                                       137,450          137,450,000
U.S. Bank, NA, 2.253%, 8/24/09                                                                          34,250           33,946,888
Wachovia Bank, NA, 4.608%, 8/04/09                                                                     117,600          117,600,000
Wells Fargo & Co., 1.668%, 9/23/09                                                                      35,200           34,903,096
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes                                                                                                 1,003,049,984
-----------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Issue                                                                                                  (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements (c)(e) - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co., 2.289%, 10/13/09                                                       $   75,000      $    75,000,000
Jackson National Life Insurance Co., 2.40%, 5/01/09                                                     55,000           55,000,000
MetLife Insurance Co. of Connecticut, 2.10%, 3/03/09                                                    70,000           70,000,000
MetLife Insurance Co. of Connecticut, 2.15%, 4/30/09                                                    25,000           25,000,000
MetLife Insurance Co. of Connecticut, 2.20%, 9/17/09                                                    25,000           25,000,000
Metropolitan Life Insurance Co., Inc., 2.10%, 2/02/09                                                  100,000          100,000,000
Metropolitan Life Insurance Co., Inc., 2.10%, 4/01/09                                                  165,000          165,000,000
New York Life Insurance Co., 5.03%, 4/13/09                                                            203,995          203,995,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements                                                                                                718,995,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Discount Notes, 2.00%, 5/14/09                                                               78,650           78,064,494
Fannie Mae Discount Notes, 1.22%, 5/15/09                                                              100,000           99,542,500
Fannie Mae Discount Notes, 1.30%, 6/22/09                                                              100,000           99,375,278
Federal Home Loan Bank Variable Rate Notes, 1.345%, 3/20/09 (c)                                        111,190          111,212,450
Federal Home Loan Bank Variable Rate Notes, 1.12%, 8/13/09 (c)                                         117,550          117,550,000
Federal Home Loan Bank Variable Rate Notes, 1.10%, 8/14/09 (c)                                         172,660          172,649,299
Freddie Mac Variable Rate Notes, 1.331%, 9/25/09 (c)                                                   312,260          312,192,579
Freddie Mac Variable Rate Notes, 0.401%, 9/28/09 (c)                                                   189,355          189,320,154
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations                                                            1,179,906,754
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities, Inc., purchased on 12/31/08 to yield  0.05% to 1/02/09, repurchase price $299,264,247, collateralized by FNMA, 6.50% due 11/15/10 to 2/01/17
and Freddie Mac, 4.125% due 10/18/10                                                                   299,263          299,263,000
UBS Securities LLC, purchased on 12/31/08 to yield  0.04% to 1/02/09, repurchase price
$20,469,068, collateralized by Resolution Funding Corp. Stripped Interest Payment
due 1/15/19                                                                                             20,469           20,469,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                             319,732,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments
(Cost - $20,383,678,334*)  - 100.8%                                                                                  20,383,678,334

Liabilities in Excess of Other Assets - (0.8)%                                                                         (165,708,218)
                                                                                                                    ---------------
Net Assets - 100.0%                                                                                                 $20,217,970,116
                                                                                                                    ===============

*     Cost for federal income tax purposes.
(a)   Issuer is a branch of foreign domiciled bank.
(b) The interest rates shown reflect discount rates paid at the time of purchase.
(c)   Variable rate security. Rate shown is as of report date.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Master Money LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

(e) Restricted securities as to resale, representing 3.50% of net assets were as follows:

      ------------------------------------------------------------------------------------------------------
                                                            Acquisition
      Issue                                                     Date               Cost             Value
      ------------------------------------------------------------------------------------------------------
      Genworth Life Insurance Co., 2.289%, 10/13/09          10/10/2008       $ 75,000,000      $ 75,000,000
      Jackson National Life Insurance Co., 2.40%, 5/01/09     5/01/2008         55,000,000        55,000,000
      MetLife Insurance Co. of Connecticut:
            2.10%, 3/03/09                                    3/03/2008         70,000,000        70,000,000
            2.15%, 4/30/09                                    5/01/2008         25,000,000        25,000,000
            2.20%, 9/17/09                                    9/17/2008         25,000,000        25,000,000
      Metropolitan Life Insurance Co.
            2.10%, 2/02/09                                    2/01/2008        100,000,000       100,000,000
            2.10%, 4/01/09                                    4/01/2008        165,000,000       165,000,000
      New York Life Insurance Co., 5.03%, 4/13/09             4/11/2008        203,995,000       203,995,000
      ------------------------------------------------------------------------------------------------------
      Total                                                                   $718,995,000      $718,995,000
                                                                              ==============================

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
        Inputs                                                      Securities
      --------------------------------------------------------------------------
      Level 1                                                                --
      Level 2                                                   $20,383,678,334
      Level 3                                                                --
      --------------------------------------------------------------------------
      Total                                                     $20,383,678,334
                                                                ===============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    CMA Money Fund and Master Money LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    CMA Money Fund and Master Money LLC

Date: February 23, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    CMA Money Fund and Master Money LLC

Date: February 23, 2009